Share Capital and Preference Shares (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 28, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 02, 2023
Share Capital and Preference Shares
Shares authorized (in shares)		500,000,000
Par value per share (in dollar per share)		$ 0.01
Amount paid including commissions		$ 1,440	$ 49,244	$ 18,388
Amount paid for partial redemption of GasLog's Preference Shares, including fees		108,612
Movements in the number of shares, the share capital, the Preference Shares, the contributed surplus and the treasury shares
Balance at beginning of the year		1,721,778	1,568,371	1,597,137
Partial redemption of GasLog's preference shares, net of fees (Note 11)		(108,612)
Repurchases of GasLog's preference shares		(1,440)
Merger consideration fees		(197,580)
Dividends declared deducted from contributed surplus due to accumulated deficit		(222,822)	(95,738)	(98,522)
Balance at the end of the year		$ 1,386,399	$ 1,721,778	$ 1,568,371
Preference shares
Share Capital and Preference Shares
Number of shares redeemed	4,341,681
Redemption price per share	$ 25.00
Share repurchase programme | Preference shares
Share Capital and Preference Shares
Stock repurchase programme, maximum authorized amount					$ 35,000
Number of shares repurchased		58,319
Share repurchase programme, weighted average price		$ 24.64
Amount paid including commissions		$ 1,440
Issued capital | Common shares
Share Capital and Preference Shares
Par value per share (in dollar per share)		$ 0.01	$ 0.01	$ 0.01
Shares issued		95,389,062	95,389,062	95,389,062
Movements in the number of shares, the share capital, the Preference Shares, the contributed surplus and the treasury shares
Outstanding at beginning of year (in shares)		95,389,062	95,389,062	95,176,443
Balance at beginning of the year		$ 954	$ 954	$ 954
Treasury shares distributed for awards vested or exercised in the year (in shares)				212,619
Outstanding at end of year (in shares)		95,389,062	95,389,062	95,389,062
Balance at the end of the year		$ 954	$ 954	$ 954
Issued capital | Preference shares
Share Capital and Preference Shares
Shares issued		200,000	4,600,000	4,600,000
Movements in the number of shares, the share capital, the Preference Shares, the contributed surplus and the treasury shares
Outstanding at beginning of year (in shares)		4,600,000	4,600,000	4,600,000
Balance at beginning of the year		$ 46	$ 46	$ 46
Partial redemption of preference shares (in shares)		(4,341,681)
Partial redemption of GasLog's preference shares, net of fees (Note 11)		$ (43)
Repurchases of preference shares (in shares)		(58,319)
Repurchases of GasLog's preference shares		$ (1)
Outstanding at end of year (in shares)		200,000	4,600,000	4,600,000
Balance at the end of the year		$ 2	$ 46	$ 46
Contributed surplus
Movements in the number of shares, the share capital, the Preference Shares, the contributed surplus and the treasury shares
Balance at beginning of the year		658,888	692,536	759,822
Partial redemption of GasLog's preference shares, net of fees (Note 11)		(108,569)
Merger transaction - difference between net book value of acquired subsidiary and consideration paid (Note 11)		383,747
Repurchases of GasLog's preference shares		(1,439)
Merger consideration fees		(3,319)
Dividends declared deducted from contributed surplus due to accumulated deficit			(33,648)	(67,286)
Balance at the end of the year		$ 929,308	$ 658,888	$ 692,536
Treasury shares
Movements in the number of shares, the share capital, the Preference Shares, the contributed surplus and the treasury shares
Outstanding at beginning of year (in shares)				216,683
Balance at beginning of the year				$ (1,340)
Treasury shares distributed for awards vested or exercised in the year (in shares)				(212,619)
Treasury shares distributed for awards vested or exercised in the year				$ 1,314
Treasury shares cancelled (in shares)				(4,064)
Treasury shares cancelled				$ 26